Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	[1]	80,000,000	80,000,000
Ordinary shares, shares issued	[1]	22,500,000	21,791,187
Ordinary shares, shares outstanding	[1]	22,500,000	21,791,187
Class B Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	[1]	1,920,000,000	1,920,000,000
Ordinary shares, shares issued	[1]	127,500,000	123,354,611
Ordinary shares, shares outstanding	[1]	127,500,000	123,354,611

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).